Prepaid Expenses and Other (Tables)	9 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Prepaid Expenses and Other

Prepaid expenses and other consisted of the following at:

	December 31,		September 30, 2013
	2011	2012
	(In thousands)
			(Unaudited)
Prepaid royalties	$200	$175	$175
Deposits for inventory	857	883	1,078
Other	484	262	1,567

	$1,541	$1,320	$2,820